RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE N — RELATED PARTY TRANSACTIONS

During 2012 and 2011, there were no related party transactions other than loan transactions with the Company’s officers and directors as discussed in Note D.
During 2010, the Company purchased various insurance policies from a company owned by a former director of New Century Bancorp. Premiums paid totaled approximately $30,000 for these policies, which include one-year policies for directors and officers liability coverage. All such policies were purchased on terms at least as favorable to the Company as could be obtained from an unaffiliated third party.
All related party transactions are “arms length” transactions.